AMG Managers Guardian Capital Global Dividend Fund
AMG Managers Guardian Capital Global Dividend Fund
INVESTMENT OBJECTIVE
The AMG Managers Guardian Capital Global Dividend Fund (the “Fund”) seeks to provide long-term capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMG Managers Guardian Capital Global Dividend Fund	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG Managers Guardian Capital Global Dividend Fund		Class N	Class I
Management Fee	[1]	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.50%	1.50%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		2.46%	2.21%
Fee Waiver and Expense Reimbursements	[2]	(1.15%)	(1.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2]	1.31%	1.06%
[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed to waive management fees and/or reimburse ordinary expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.05% of the Fund's average daily net assets ("the Operating Expense Limit"). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the "Recovery Period"), the Investment Manager is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through February 28, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG Managers Guardian Capital Global Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	133	657	1,207	2,709
Class I	108	580	1,079	2,454

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests primarily in a diversified portfolio of dividend-paying equity securities of both U.S. and non-U.S. companies. In selecting securities for the Fund, the subadviser primarily relies on bottom-up analysis and seeks to identify companies that it believes have the potential for growth of income and capital appreciation over time, with a particular emphasis on companies that the subadviser believes have the ability to grow earnings and a willingness to increase dividends. The subadviser believes that focusing on dividend-paying equity securities may tend to stabilize the volatility inherent in equity securities. The Fund may invest in companies of all sizes, but the investment process is expected to result in a bias towards larger capitalization companies. Under normal conditions, the Fund invests at least 40% of its assets in equity securities of non-U.S. companies. The Fund will invest in at least three countries other than the United States, which may result in the Fund holding a substantial amount of assets in a single country or geographic region.

The Fund’s portfolio will generally be diversified across at least seven of the global sectors of the Morgan Stanley Capital International (MSCI) World Index. The Fund may invest in securities of companies that are listed, or whose principal business activities are located, in emerging market countries. The Fund may purchase or sell foreign currencies to hedge against changes in the value of the U.S. dollar or to help protect the value of foreign securities that it purchases. The Fund may invest in real estate investment trusts (“REITs”) and royalty income trusts.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Geographic Concentration Risk— because the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or geographic region, any changes to the regulatory, political, social or economic conditions in such country or geographic region will generally have greater impact on the Fund than such changes would have on a more geographically diversified fund, and may result in increased volatility and greater losses.

Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

REIT Risk— securities of REITs may be affected by changes in the values and rental rates of their underlying properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, which may be subject to defaults by borrowers and self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate prices and rental rates are also affected by general economic conditions. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Royalty Income Trust Risk— investing in royalty income trusts, which typically passively manage royalties and net working interests in oil-, gas- or mineral-producing properties and rely on outside drilling or mining companies to extract the resources, involves certain risks not typically associated with investing in publicly traded companies. Royalty income trusts generally do not guarantee minimum distributions or return of capital. Royalty income trusts are also exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class N)

Best Quarter: 4.75% (4th Quarter 2015) Worst Quarter: -5.71% (3rd Quarter 2015)
Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - AMG Managers Guardian Capital Global Dividend Fund	1 Year	Since Inception [1]	Inception Date
Class N	1.65%	2.16%	Apr. 14, 2014
Class N | Return After Taxes on Distributions	1.21%	1.64%	Apr. 14, 2014
Class N | Return After Taxes on Distributions and Sale of Fund Shares	1.29%	1.66%	Apr. 14, 2014
Class I	1.89%	2.38%	Apr. 14, 2014
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	7.51%	4.37%	Apr. 14, 2014
[1]	Performance shown reflects performance since the inception date of the Fund on April 14, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class I shares will vary.